Financial Highlights (Narrative) (Details)	12 Months Ended
Dec. 31, 2017 USD ($)
VAL
Net Amount at Risk by Product and Guarantee [Line Items]
Effective annual rate used to determine daily the mortality risk and expense risk charges	0.60%
Maximum percent of sales charge	5.00%
Partial withdrawal charge, amount	$ 15
Partial withdrawal charge, percent	2.00%
VLI
Net Amount at Risk by Product and Guarantee [Line Items]
Effective annual rate used to determine daily the mortality risk and expense risk charges	0.35%
SPVA
Net Amount at Risk by Product and Guarantee [Line Items]
Effective annual rate used to determine daily the mortality risk and expense risk charges	0.90%
Effective annual rate used to determine daily the administrative charges	0.35%
SPVL
Net Amount at Risk by Product and Guarantee [Line Items]
Effective annual rate used to determine daily the mortality risk and expense risk charges	0.90%
Effective annual rate used to determine daily the administrative charges	0.35%